UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number       811-09425
                                               --------------------

                    Advantage Advisers Whistler Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
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               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

      Registrant's telephone number, including area code:   212-667-4225
                                                         ----------------

                    Date of fiscal year end:     March 31
                                             ----------------

                 Date of reporting period:     June 30, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                          % OF                                                JUNE 30,
                                                         MEMBERS'                                               2006
INVESTMENT FUND                                          CAPITAL                  COST (A)                  FAIR VALUE (B)
--------------------                                   ------------         --------------------        ---------------------
Aristeia Partners, L.P.                                    3.44%                   $  2,250,000                $   4,125,395
Artis Technology Qualified 2X, L.P.                        6.45                       4,250,000                    7,741,394
Basswood Financial Partners, L.P.                          4.79                       3,700,000                    5,752,368
Camulos Partners LP                                        6.71                       6,500,000                    8,053,103
Castlerigg Partners, L.P.                                  5.91                       6,000,000                    7,095,912
Cipher Composite Fund Limited Partnership                  2.20                       1,750,000                    2,641,062
Citadel Wellington LLC                                     5.58                       1,500,000                    6,699,990
Eos Partners, L.P.                                         8.19                       6,625,000                    9,826,696
Greenwich Harbour Arbitrage Fund L.L.C.                    5.40                       6,000,000                    6,479,602
Harbinger Capital Partners Fund I, L.P.                    6.22                       4,000,000                    7,460,201
Jolly Roger Fund, L.P.                                     5.82                       6,500,000                    6,981,838
Kingdon Associates                                         3.78                       3,476,885                    4,541,595
Millgate Partners, L.P.                                    5.60                       2,700,000                    6,720,166
North Sound Legacy Institutional Fund LLC                  4.63                       3,500,000                    5,559,834
Owl Creek II, L.P.                                         7.43                       7,500,000                    8,922,191
TCS Capital II, L.P.                                       5.98                       4,500,000                    7,174,142
Whippoorwill Distressed Opportunity Fund, L.P.             5.38                       6,000,000                    6,459,360
                                                       ---------            --------------------        ---------------------
TOTAL                                                     93.51%                   $ 76,751,885                $ 112,234,849
                                                       ---------            --------------------        ---------------------

OTHER ASSETS, LESS LIABILITIES*                            6.49%                                                   7,786,860
                                                       ---------                                        ---------------------

MEMBERS' CAPITAL - NET ASSETS                            100.00%                                               $ 120,021,709
                                                       =========                                        =====================

(a) At March 31, 2006, the cost of investments for Federal income tax purposes was estimated at $87,200,303. For Federal income tax purposes, at March 31, 2006, accumulated unrealized appreciation on investments was $30,913,083, consisting entirely of gross unrealized appreciation.

(b) The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

* Includes $910,571 invested in a PNC Bank Money Market Account, which is 0.76% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Advantage Advisers Whistler Fund, L.L.C.
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By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Chief Executive Officer
                             (principal executive officer)

Date    August 4, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Bryan McKigney
                         -------------------------------------------------------
                             Bryan McKigney, Chief Executive Officer
                             (principal executive officer)

Date    August 4, 2006
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By (Signature and Title)*    /s/ Vineet Bhalla
                         -------------------------------------------------------
                             Vineet Bhalla, Principal Financial Officer
                             (principal financial officer)

Date    August 4, 2006
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* Print the name and title of each signing officer under his or her signature.